Related party disclosures	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Related party disclosures
13. Related party disclosures
During the three and six months ended June 30, 2021 the Group did not enter into any new related-party transactions with its key management personnel or with related entities other than renewed service contracts for members of the Supervisory Board based on their election at the Annual General Meeting held on June 17, 2021. As part of his election, Dr. Friedrich von Bohlen und Halbach has been granted 25,000 Service Options.